Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Business Acquisition Contingent Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 548,017	¥ 178,265
Changes in the fair value		43,325	22,629
Foreign exchange loss generate from payment of cash consideration			(443)
Transfers out of Level 3			0
Transfers in and/or out of Level 3		0
Ending Balance	$ 57,466	372,256	548,017
Business Acquisition Contingent Consideration | Payment of cash consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payment of cash consideration		(4,543)	(4,870)
Business Acquisition Contingent Consideration | Reclassification to equity upon resolution of contingencies
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reclassification to equity upon resolution of contingencies		(214,543)	(66,280)
Business Acquisition Contingent Consideration | Aipu Group
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent purchase consideration payable			48,971
Business Acquisition Contingent Consideration | Dermot Entities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent purchase consideration payable			355,067
Business Acquisition Contingent Consideration | Other Acquisitions
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent purchase consideration payable			14,678
Share-settled bonuses
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		14,913	6,441
Increase in bonuses settled in shares during 2014		41,146	14,862
Changes in the fair value		5,683	9,141
Reclassification to equity		(19,072)	(15,454)
Reclassification to "Accrued expenses and other payables-Others"		(1,318)	(77)
Transfers in and/or out of Level 3		0	0
Ending Balance	6,384	41,352	14,913
Redeemable Noncontrolling Interest
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		100,000
Transfers in and/or out of Level 3		0
Ending Balance	$ 15,437	¥ 100,000	¥ 100,000